INITIAL PUBLIC OFFERING (Details)	Nov. 13, 2019 $ / shares shares
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of additional stock issued (in shares)	13,001,552
Sale of units price (in usd per share) | $ / shares	$ 10.00
Number of shares in each unit (in shares)	1
Number of warrants in each unit (in shares)	0.5
Warrants, exercise price (in usd per share) | $ / shares	$ 11.50
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Sale of additional stock issued (in shares)	1,001,552
Sale of units price (in usd per share) | $ / shares	$ 10.00